Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Deferred revenue	$ 18,470	$ 25,282
Employee compensation and benefits	90,445	76,020
Intangible assets, computer software and intellectual property	64,719	75,200
Tax credits, net capital and operating loss carryforwards	110,764	156,209
Lease liabilities	44,443	50,780
Other	48,171	46,372
Total deferred tax assets	377,012	429,863
Valuation allowances	(56,868)	(65,550)
Total deferred tax assets, net	320,144	364,313
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(57,566)	(84,755)
Intangible assets, computer software and intellectual property	(109,419)	(109,526)
Lease assets	(38,454)	(47,822)
Other	(73,166)	(97,638)
Total deferred tax liabilities	(278,605)	(339,741)
Net deferred tax assets (liabilities)	$ 41,539	$ 24,572